Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Deferred revenue		¥ 850
Lease liability	3,287	849
Net operating loss carryforwards	26,004	9,316
Other	2,334	1,315
Total deferred tax assets	31,625	12,330
Deferred tax liabilities:
Deferred costs
Lease asset	3,287	849
Other	2,910	1,116
Total deferred tax liabilities	6,197	1,965
Less: Valuation allowance	(25,428)	(10,365)	¥ (6,491)	¥ (2,364)
Net deferred tax assets/(liabilities)